Common Stock (Detail) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended			20 Months Ended
	May 31, 2019	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Class of Stock [Line Items]
Net proceeds			$ 139,245,000	$ 157,946,000	$ 354,402,000
Shares registered and available for issuance (in shares)		4,500,000	4,500,000			4,500,000
Restricted Stock/Unit Plan and Management Incentive Plan
Class of Stock [Line Items]
Common stock issued (in shares)			96,000
Dividend Reinvestment and Stock Purchase Plan
Class of Stock [Line Items]
Common stock issued (in shares)			172,000
Common stock issuances			$ 11,000,000
Equity Shelf Program
Class of Stock [Line Items]
Maximum value of common stock issuance	$ 300,000,000
Gross proceeds		$ 46,425,623				$ 253,551,490
Less: agent commissions		(464,256)				(2,535,515)
Net proceeds		$ 45,961,367				$ 251,015,975
Number of shares sold (in shares)		691,081				3,396,457
Weighted average price per share (USD per share)		$ 67.18				$ 74.65
Common stock available for sale under the program		$ 46,448,510	$ 46,448,510			$ 46,448,510